Exhibit 99.1

HASI SYB 2017-1 LLC

HASI SYB 2017-1 Bonds

Sample Projects Agreed-Upon Procedures

Report To:

Hannon Armstrong Capital, LLC

HASI SYB 2017-1 Holdings LLC

14 September 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Hannon Armstrong Capital, LLC

HASI SYB 2017-1 Holdings LLC

1906 Towne Centre Boulevard, Suite 370

Annapolis, Maryland 21401

Re:	HASI SYB 2017-1 LLC (the “Issuer”)
HASI SYB 2017-1 Bonds (the “Bonds”)
Sample Projects Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Hannon Armstrong Capital, LLC (“HA Capital” or the “Servicer”), HASI SYB 2017-1 Holdings LLC (the “Depositor”) and Deutsche Bank Securities Inc. (“DB,” together with the Servicer and Depositor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a collateral pool consisting of various property interests relating to, and rights to lease payments from, large scale renewable energy projects (the “Projects”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “[REDACTED] - Master Model as of 6-16-17_Final (paste values).xlsb” and the corresponding record layout and decode information (the “Initial Base Data File”) with a:

i.	Tab labeled “Land Lease Assets - AUP“ (the “Initial Projects Worksheet”) that the Servicer, on behalf of the Depositor, indicated contains certain information as of 31 May 2017 (the “Initial Cut-Off Date”) relating to certain large scale renewable energy projects (the “Initial Projects”) that are expected to be representative of the Projects and

ii.	Tab labeled “Rent Initial Term“ (the “Initial Fixed Rent Payment Stream Worksheet”) that the Servicer, on behalf of the Depositor, indicated contains certain fixed rent payment stream information as of the Initial Cut-Off Date relating to each Initial Project,

b.	An electronic data file labeled “[REDACTED] - Master Model as of 8-11-17_FINAL.xlsx” and the corresponding record layout and decode information (the “Base Data File,” together with the Initial Base Data File, the “Provided Data Files”) with a:

i.	Tab labeled “Land Lease Assets - AUP“ (the “Projects Worksheet”) that the Servicer, on behalf of the Depositor, indicated contains certain information as of 31 July 2017 (the “Cut-Off Date”) relating to the Projects and

ii.	Tab labeled “Rent Initial Term“ (the “Fixed Rent Payment Stream Worksheet”) that the Servicer, on behalf of the Depositor, indicated contains certain fixed rent payment stream information as of the Cut-Off Date relating to each Project,

c.	Imaged copies of:

i.	The land lease agreement(s), estoppel certificate(s), power confirmation or other related documents (collectively and as applicable, the “Agreement(s)”),

ii.	The power purchase agreement or other related documents (collectively and as applicable, the “Power Purchase Agreement”),

iii.	Certain printed screen shots or related ratings report from Moody’s Investors Service, Inc. (the “Moody’s Rating Support”),

iv.	Certain printed screen shots from S&P Global Market Intelligence (the “SNL Screen Shot”),

v.	The commercial operations date notice or form of BOP substantial completion certificate (collectively and as applicable, the “Completion Notice”) and

vi.	The draft independent engineer’s report (the “IE Report,” together with the Agreement(s), Power Purchase Agreement, Moody’s Rating Support, SNL Screen Shot and Completion Notice, the “Source Documents”),

relating to the Sample Projects (as defined in Attachment A),

d.	Instructions, assumptions and methodologies (collectively, the “Lease Expiration Date and Initial Lease Term Methodologies”), which are shown on Exhibit 1 to Attachment A, relating to the calculation of the adjusted lease expiration date and adjusted initial lease term (in years) for each Initial Project and Project, as applicable,

e.	A schedule (the “Sample Major Projects Schedule”) that the Servicer, on behalf of the Depositor, indicated contains a list of 11 Initial Projects (the “Sample Major Projects”) that have a net present value of the fixed rent payment stream greater than [REDACTED],

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 3 to Attachment A,

g.	A list of characteristics on the Provided Data Files (the “Fixed Rent Payment Stream Characteristics”), which are described in Items 4. and 5. of Attachment A, that the Servicer, on behalf of the Depositor, instructed us to recalculate using information, assumptions and methodologies described in (1) the Agreement(s) and (2) Items 4. and 5. of Attachment A, as applicable, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Lease Expiration Date and Initial Lease Term Methodologies, Sample Major Projects Schedule, Sample Characteristics, Fixed Rent Payment Stream Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Initial Data File and Data File (both as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents, Lease Expiration Date and Initial Lease Term Methodologies, Sample Major Projects Schedule or any other information provided to us by the Servicer, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Projects or Projects, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Projects conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Projects,

iii.	Whether the originator of the Projects complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Projects that would be material to the likelihood that the issuer of the Bonds will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 September 2017

Attachment A Page 1 of 4

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Initial Project on the Initial Base Data File, with the corresponding adjusted lease expiration date and adjusted initial lease term (in years), which we calculated using the Lease Expiration Date and Initial Lease Term Methodologies. The Initial Base Data File, as appended, is hereinafter referred to as the “Initial Data File.”

2.	As instructed by the Servicer, on behalf of the Depositor, we randomly selected a sample of five Initial Projects that are not Sample Major Projects from the Initial Data File (the “Additional Sample Projects,” together with the Sample Major Projects, the “Sample Projects”). For the purpose of this procedure, the Servicer, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Additional Sample Projects from the Initial Data File. Additionally, the Servicer, on behalf of the Depositor, did not inform us as to the basis for how they determined the selection criteria they used to select the Sample Major Projects.

For the purpose of the procedures described in this report, the 16 Sample Projects are referred to as Sample Project Numbers 1 through 16.

The Sample Projects are listed on Exhibit 2 to Attachment A.

3.	For each Sample Project, we compared the Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Initial Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are stated in the notes to Exhibit 3 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

Attachment A Page 2 of 4

4.	Using the:

a.	Applicable information, assumptions and methodologies relating to the fixed rent payment stream that are described in the corresponding Agreement(s) and

b.	Additional instructions provided by the Servicer, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 4.,

we recalculated and found to be in agreement with the corresponding information on the Initial Fixed Rent Payment Stream Worksheet, the fixed rent payment stream (the “Fixed Rent Payment Stream”) for the remaining term of each Sample Project.

For the purpose of this procedure, the Servicer, on behalf of the Depositor, instructed us:

a.	To divide each Fixed Rent Payment Stream value for each Sample Project by $1,000,

b.	To assume that all fixed rent payments occur on the last day of the related calendar month,

c.	To aggregate the Fixed Rent Payment Streams, each as described in the Agreement(s), for Sample Project Numbers 1, 6 and 11 and

d.	To ignore differences of +/- 5.00% or less (expressed as a percentage of the corresponding value that is shown on the Initial Data File).

5.	Using the:

a.	Corresponding Fixed Rent Payment Stream relating to each Sample Project, as recalculated in Item 4. above, and

b.	Additional instructions provided by the Servicer, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 5.,

we recalculated and found to be in agreement with the corresponding information on the Initial Fixed Rent Payment Stream Worksheet and Initial Projects Worksheet, as applicable, the:

i.	Total lease payments remaining (5/31/2017) and total rent payments remaining ($‘000s) (collectively, the “Initial Total Fixed Rent Payments”),

ii.	First year rent and first year rent ($‘000s) (collectively, the “Initial Total First Year Fixed Rent Payments”) and

iii.	NPV @ 6% and total rent NPV @ 6% ($‘000s) (collectively, the “Initial Net Present Value of the Fixed Rent Payment Stream”),

as shown on the Initial Fixed Rent Payment Stream Worksheet or Initial Projects Worksheet, as applicable, for each Sample Project.

For the purpose of this procedure, the Servicer, on behalf of the Depositor, instructed us:

a.	To ignore differences of +/- 5.00% or less (as a percentage of the corresponding value that is shown on the Initial Data File),

b.	To add the first 12 months of fixed rent payments beginning and including 30 June 2017 through and including 31 May 2018 for the purpose of recalculating the Initial Total First Year Fixed Rent Payments and

c.	To use a discount rate of 6.00% for the purpose of recalculating the Initial Net Present Value of the Fixed Rent Payment Stream.

Attachment A Page 3 of 4

6.	As instructed by the Servicer, on behalf of the Depositor, we appended the information for each Project on the Base Data File, with the corresponding adjusted lease expiration date and adjusted initial lease term (in years), which we calculated using the Lease Expiration Date and Initial Lease Term Methodologies, subject to the instructions provided by the Servicer, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 6. The Base Data File, as appended, is hereinafter referred to as the “Data File.”

For the purpose of using the Lease Expiration Date and Initial Lease Term Methodologies for this procedure, the Servicer, on behalf of the Depositor, instructed us to replace any reference to

a.	“Initial Project” with “Project” and

b.	“Initial Base Data File” with “Base Data File.”

7.	For each large scale renewable energy project on the Initial Data File and Data File, we compared the project name (“Project Name”), as shown on the Initial Data File, to the corresponding Project Name, as shown on the Data File, and noted that:

a.	All of the Projects on the Data File were included on the Initial Data File,

b.	Three of the Initial Projects included on the Initial Data File were not included on the Data File (the “Removed Initial Projects”) and

c.	One of the Removed Initial Projects was a Sample Project (the “Removed Sample Project”).

The Removed Sample Project is Sample Project Number 11.

8.	For the 15 Sample Projects included on the Data File, we compared the Sample Characteristics (except for the remaining lease term (in years) and PPA remaining term (in years) Sample Characteristics that the Servicer, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Initial Cut-Off Date and Cut-Off Date), all as shown on the Initial Data File, to the corresponding information on the Data File. All such compared information was in agreement.

9.	For the 15 Sample Projects included on the Data File, we compared the Fixed Rent Payment Stream, all as shown on the Initial Data File, to the corresponding information on the Data File. All such compared information was in agreement.

Attachment A Page 4 of 4

10.	Using the:

a.	Corresponding Fixed Rent Payment Stream relating to each Sample Project, as shown on the Fixed Rent Payment Stream Worksheet, and

b.	Additional instructions provided by the Servicer, on behalf of the Depositor, that are stated in the succeeding paragraph of this Item 10.,

we recalculated and found to be in agreement with the corresponding information on the Fixed Rent Payment Stream Worksheet and Projects Worksheet, as applicable, the:

i.	Total lease payments remaining (7/31/2017) and total rent payments remaining ($‘000s) (collectively, the “Total Fixed Rent Payments”),

ii.	First year rent and first year rent ($‘000s) (collectively, the “Total First Year Fixed Rent Payments”) and

iii.	NPV @ 6% and total rent NPV @ 6% ($‘000s) (collectively, the “Net Present Value of the Fixed Rent Payment Stream”),

as shown on the Fixed Rent Payment Stream Worksheet or Projects Worksheet, as applicable, for each Sample Project.

For the purpose of this procedure, the Servicer, on behalf of the Depositor, instructed us:

a.	To ignore differences of +/- 5.00% or less (as a percentage of the corresponding value that is shown on the Data File),

b.	To add the first 12 months of fixed rent payments beginning and including 31 August 2017 through and including 31 July 2018 for the purpose of recalculating the Total First Year Fixed Rent Payments and

c.	To use a discount rate of 6.00% for the purpose of recalculating the Net Present Value of the Fixed Rent Payment Stream.

Exhibit 1 to Attachment A

Lease Expiration Date and Initial Lease Term Methodologies

1.	For the purpose of calculating the adjusted lease expiration date:

a.	For each Initial Project with a lease expiration date (w/o extensions)/ deal end date of “N/A,” as shown on the Initial Base Data File, the Servicer, on behalf of the Depositor, instructed us to use the lease expiration date (w/o extensions)/ deal end date (calculated), as shown on the Initial Base Data File, and

b.	For each remaining Initial Project, the Servicer, on behalf of the Depositor, instructed us to use the lease expiration date (w/o extensions)/ deal end date, as shown on the Initial Base Data File.

2.	For the purpose of calculating the adjusted initial lease term (in years):

a.	For each Initial Project with an initial lease term (in years) (calculated) of “N/A,” as shown on the Initial Base Data File, the Servicer, on behalf of the Depositor, instructed us to use the initial lease term (in years) (from Lease), as shown on the Initial Base Data File, and

b.	For each remaining Initial Project, the Servicer, on behalf of the Depositor, instructed us to use the initial lease term (in years) (calculated), as shown on the Initial Base Data File.

Exhibit 2 to Attachment A

Sample Projects

Sample Project Number	Project Name	Sample Major Project	Additional Sample Project

1	[REDACTED]	X

[REDACTED]

2	[REDACTED]	X

[REDACTED]

3	[REDACTED]	X

[REDACTED]

4	[REDACTED]	X

[REDACTED]

5	[REDACTED]	X

[REDACTED]

6	[REDACTED]	X

[REDACTED]

7	[REDACTED]	X

[REDACTED]

8	[REDACTED]	X

[REDACTED]

9	[REDACTED]	X

[REDACTED]

10	[REDACTED]	X

[REDACTED]

11	[REDACTED]	X

[REDACTED]

12	[REDACTED]		X

[REDACTED]

13	[REDACTED]		X

[REDACTED]

14	[REDACTED]		X

[REDACTED]

15	[REDACTED]		X

[REDACTED]

16	[REDACTED]		X

Exhibit 3 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Initial Data File and Data File Value	Source Document(s)	Note(s)

Project name	Project Name	Agreement(s)	i., ii.

Project type	Project Type (Wind / Solar)	IE Report

Project capacity	Project Capacity (MW AC)	IE Report

Location	Location (State)	Agreement(s)

Project sponsor(s)	Project Sponsor	SNL Screen Shot	iii.

PPA offtaker	PPA Offtaker	Power Purchase Agreement or SNL Screen Shot	iv.

PPA offtaker credit rating	PPA Off Taker Credit Rating	Moody’s Rating Support	v.

Payment type	Fixed/Variable/Both	Agreement(s)

Effective date	Effective Date	Agreement(s)	vi.

Adjusted lease expiration date	Adjusted lease expiration date	(a) Agreement(s) or (b) Agreement(s) and recalculation	vii.

Lease expiration type	Calculate Lease Expiration to NTP Date, COD, or Effective Date?	Agreement(s)

Remaining lease term (in years)	Remaining Term (in years)	Agreement(s) and recalculation	viii.

PPA expiration date	PPA Expiration Date	Agreement(s) or SNL Screen Shot	ix.

PPA remaining term (in years)	PPA Term Remaining as of 05/31/2017	Recalculation	x.

Project COD	Project COD	Agreement(s), Completion Notice or SNL Screen Shot	xi.

Adjusted initial lease term (in years)	Adjusted initial lease term	(a) Agreement(s) or (b) Agreement(s) and recalculation	xii.

Exhibit 3 to Attachment A

Notes:

i.	For identification purposes.

ii.	For the purpose of comparing the project name Sample Characteristic for each Sample Project, the Servicer, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

iii.	For the purpose of comparing the project sponsor(s) Sample Characteristic for each Sample Project, the Servicer, on behalf of the Depositor, instructed us to:

a.	Identify the owner(s), as shown on the SNL Screen Shot, with an operating capacity ownership greater than or equal to 20.00%, as shown on the SNL Screen Shot, and

b.	Note agreement if at least one of the owner(s), as shown on the SNL Screen Shot (and in accordance with a. above), agreed to the corresponding project sponsor(s), as shown on the Initial Data File.

iv.	For the purpose of comparing the PPA offtaker Sample Characteristic for each Sample Project (except for Sample Project Numbers 8, 9 and 10), the Servicer, on behalf of the Depositor, instructed us to use the Power Purchase Agreement as the Source Document.

For the purpose of comparing the PPA offtaker Sample Characteristic for Sample Project Numbers 8, 9 and 10, the Servicer, on behalf of the Depositor, instructed us to use the SNL Screen Shot as the Source Document.

v.	For the purpose of comparing the PPA offtaker credit rating Sample Characteristic for each Sample Project (except for Sample Project Number 11), the Servicer, on behalf of the Depositor, instructed us:

a.	Not to compare the PPA offtaker credit rating Sample Characteristic for Sample Projects with a PPA offtaker credit rating value of “NR,” as shown on the Initial Data File, and

b.	To use the Moody’s Rating Support as the Source Document (and in accordance with a. above).

For the purpose of comparing the PPA offtaker credit rating Sample Characteristic for Sample Project Number 11, the Servicer, on behalf of the Depositor, instructed us to use the PPA offtaker credit rating corresponding to [REDACTED]., as shown on the Moody’s Rating Support.

Exhibit 3 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the effective date Sample Characteristic for each Sample Project (except for Sample Project Numbers 1, 6 and 11), the Servicer, on behalf of the Depositor, instructed us to use the Agreement(s) as the Source Document.

For the purpose of comparing the effective date Sample Characteristic for Sample Project Numbers 1, 6 and 11, the Servicer, on behalf of the Depositor, instructed us to use the latest effective date, as shown in the Agreement(s), in the case where one or more effective dates are shown in the Agreement(s).

vii.	For the purpose of comparing the adjusted lease expiration date Sample Characteristic for each Sample Project (except for Sample Project Numbers 1, 6, 8, 9 and 11) the Servicer, on behalf of the Depositor, instructed us to use the Agreement(s) as the Source Document.

For the purpose of comparing the adjusted lease expiration date Sample Characteristics for Sample Project Numbers 1 and 6, the Servicer, on behalf of the Depositor, instructed us to use the latest lease expiration date, as shown in the Agreement(s), in the case where one or more lease expiration dates are shown in the Agreement(s).

For the purpose of comparing the adjusted lease expiration date Sample Characteristic for Sample Project Numbers 8, 9 and 11, the Servicer, on behalf of the Depositor, instructed us to recalculate the lease expiration date using the information, assumptions and methodologies that are described in the Agreement(s).

viii.	For the purpose of comparing the remaining lease term (in years) Sample Characteristic for each Sample Project, the Servicer, on behalf of the Depositor, instructed us to recalculate the remaining lease term (in years) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

i.	Cut-Off Date and

ii.	Adjusted lease expiration date, as determined in note vii. above and

b.	Dividing the result obtained in a. above by 360.

Exhibit 3 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the PPA expiration date Sample Characteristic for each Sample Project (except for Sample Project Numbers 1, 6, 8 and 9), the Servicer, on behalf of the Depositor, instructed us to use the Agreement(s) as the Source Document.

For the purpose of comparing the PPA expiration date Sample Characteristic for Sample Project Numbers 1 and 6, the Servicer, on behalf of the Depositor, instructed us to use the latest PPA expiration date, as shown in the Agreement(s), in the case where one or more PPA expiration dates are shown in the Agreement(s).

For the purpose of comparing the PPA expiration date Sample Characteristic for Sample Project Numbers 8 and 9, the Servicer, on behalf of the Depositor, instructed us to use the SNL Screen Shot as the Source Document.

x.	For the purpose of comparing the PPA remaining term (in years) Sample Characteristic for each Sample Project, the Servicer, on behalf of the Depositor, instructed us to:

a.	Recalculate the PPA remaining term (in years) by:

i.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

(1)	Cut-Off Date and

(2)	PPA expiration date, as shown on the Initial Data File (and in accordance with note ix. above), and

ii.	Dividing the result obtained in a. above by 360

and

b.	Ignore differences of +/- 0.25 years or less.

Exhibit 3 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the project COD Sample Characteristic for each Sample Project (except for Sample Project Numbers 1, 6, 8, 9 and 11), the Servicer, on behalf of the Depositor, instructed us to use the Agreement(s) as the Source Document

For the purpose of comparing the project COD Sample Characteristic for Sample Project Numbers 1 and 6, the Servicer, on behalf of the Depositor, instructed us to use the latest project COD, as shown in the Agreement(s), in the case where one or more project CODs are shown in the Agreement(s).

For the purpose of comparing the project COD Sample Characteristic for Sample Project Numbers 8 and 11, the Servicer, on behalf of the Depositor, instructed us to use the Completion Notice as the Source Document.

For the purpose of comparing the project COD Sample Characteristic for Sample Project Number 9, the Servicer, on behalf of the Depositor, instructed us to use the SNL Screen Shot as the Source Document.

xii.	For the purpose of comparing the adjusted initial lease term (in years) Sample Characteristic for each Sample Project (except for Sample Project Numbers 8, 9 and 11), the Servicer, on behalf of the Depositor, instructed us to recalculate the adjusted initial lease term (in years) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

i.	Effective date, as shown on the Initial Data File (and in accordance with note vi. above), and

ii.	Adjusted lease expiration date, as shown on the Initial Data File (and in accordance with note vii. above), and

b.	Dividing the result obtained in a. above by 360.

For the purpose of comparing the adjusted initial lease term (in years) Sample Characteristic for Sample Project Numbers 8, 9 and 11, the Servicer, on behalf of the Depositor, instructed us to use the Agreement(s) as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Depositor, that are described in the notes above.